Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001493580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Oct. 31, 2025
BNY Mellon Ultra Short Income ETF | BNY Mellon Ultra Short Income ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKUI